Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		¥ 1,094,420	¥ 1,335,987	¥ 1,285,507
Provision (credit) for credit losses		86,998	(106,371)	144,542
Charge-offs		177,161	191,098	144,537
Recoveries		26,495	37,350	31,675
Net charge-offs		150,666	153,748	112,862
Others	[1]	24,727	18,552	18,800
Allowance for credit losses, at end of fiscal year		1,055,479	1,094,420	1,335,987
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		876,857	1,068,463	984,308
Provision (credit) for credit losses		22,621	(70,091)	127,874
Charge-offs		119,160	158,875	80,534
Recoveries		18,995	29,478	23,410
Net charge-offs		100,165	129,397	57,124
Others	[1]	8,403	7,882	13,405
Allowance for credit losses, at end of fiscal year		807,716	876,857	1,068,463
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		116,913	157,209	171,837
Provision (credit) for credit losses		(30,858)	(35,952)	1,302
Charge-offs		13,894	4,577	16,283
Recoveries		205	230	353
Net charge-offs		13,689	4,347	15,930
Others	[1]		3
Allowance for credit losses, at end of fiscal year		72,366	116,913	157,209
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		40,626	51,870	68,903
Provision (credit) for credit losses		2,561	5,617	12,379
Charge-offs		10,785	20,125	32,135
Recoveries		3,268	3,264	2,723
Net charge-offs		7,517	16,861	29,412
Allowance for credit losses, at end of fiscal year		35,670	40,626	51,870
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		60,024	58,445	60,459
Provision (credit) for credit losses		(1,883)	(5,945)	2,987
Charge-offs		5,349	7,521	15,585
Recoveries		4,027	4,378	5,189
Net charge-offs		1,322	3,143	10,396
Others	[1]	7,950	10,667	5,395
Allowance for credit losses, at end of fiscal year		¥ 64,769	¥ 60,024	¥ 58,445
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	[2]
Provision (credit) for credit losses		¥ 94,557
Charge-offs		27,973
Recoveries	[2]
Net charge-offs		27,973
Others	[1]	8,374
Allowance for credit losses, at end of fiscal year		¥ 74,958

[1]	Others are principally comprised of gains or losses from foreign exchange translation.
[2]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit loss was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit loss was stated at March 31, 2014 in the above table.